Finance leases	12 Months Ended
Dec. 31, 2017
Disclosure of finance leases [abstract]
Finance leases

The notes included in this section focus on assets that are held at amortised cost arising from the Group’s retail and wholesale lending including loans and advances, finance leases, repurchase and reverse repurchase agreements and similar secured lending. Detail regarding the Group’s liquidity and capital position can be found on pages 124 to 145.

21 Finance leases

Accounting for finance leases

The Group applies IAS 17 Leases in accounting for finance leases, both where it is the lessor or the lessee.  A finance lease is a lease which confers substantially all the risks and rewards of the leased assets on the lessee.  Where the Group is the lessor, the leased asset is not held on the balance sheet; instead a finance lease receivable is recognised representing the minimum lease payments receivable under the terms of the lease, discounted at the rate of interest implicit in the lease. Where the Group is the lessee, the leased asset is recognised in property, plant and equipment and a finance lease liability is recognised, representing the minimum lease payments payable under the lease, discounted at the rate of interest implicit in the lease.

Interest income or expense is recognised in interest receivable or payable, allocated to accounting periods to reflect a constant periodic rate of return.

Finance lease receivables

Finance lease receivables are included within loans and advances to customers. The Group specialises in the provision of leasing and other asset finance facilities across a broad range of asset types to business customers.

	2017				2016
	Grossinvestmentin financeleasereceivables	Futurefinanceincome	Presentvalue ofminimumleasepaymentsreceivable	Un-guaranteedresidualvalues	Grossinvestmentin financeleasereceivables	Futurefinanceincome	Presentvalue ofminimumleasepaymentsreceivable	Un-guaranteedresidualvalues
	£m	£m	£m	£m	£m	£m	£m	£m
Not more than one year	1,130	(91)	1,039	69	646	(37)	609	60
Over one year but not more than five years	1,750	(135)	1,615	156	986	(57)	929	132
Over five years	284	(32)	252	21	73	(4)	69	19
Total	3,164	(258)	2,906	246	1,705	(98)	1,607	211

Following a review in 2017, a portfolio of assets within loans and advances to customers has been identified as finance leases. This has resulted in an increase in the finance lease receivables balance of £1,537m in 2017 as reflected in the table above.

The impairment allowance for uncollectable finance lease receivables amounted to £57m (2016: £6m).

Finance lease liabilities

The Group leases items of property, plant and equipment on terms that meet the definition of finance leases. Finance lease liabilities are included within Note 26.

As at 31 December 2017, the total future minimum payments under finance leases were £20m (2016: £15m). The carrying amount of assets held under finance leases was £9m (2016: £15m).